Summary of Significant Accounting Policies - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2015
Equipment and Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	15 years
Equipment and Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	25 years
Software Development [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Software Development [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	7 years